General Information (Tables)	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
Schedule of Subsidiaries Comprising the Response Group

The Consolidated Financial Statements include the individual statements of the entities of the Ambipar Emergency Response, listed below:

Company	Note	Place of Business/ Country of Incorporation	Controller	Ownership held by Group		Ownership held by NCI		Consolidation method
				2024	2023	2024	2023
				%	%	%	%
Emergência Participações S.A.		Brazil	Ambipar Emergency Response	100.00	100.00	—	—	Full
Ambipar Response S.A.		Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Insurance – Atendimento a Seguros Ltda		Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Chile SpA		Chile	Emergência Participações	100.00	100.00
Ambipar Response Chile S.A.		Chile	Emergência Participações	100.00	100.00		—	Full
Ambipar Peru SAC		Peru	Ambipar Response Chile Spa e S.A.	99.78	99.78	0.22	0.22	Full
Ambipar Response Training S.A.		Chile	Ambipar Response Chile Spa e S.A.	99.99	99.99	0.01	0.01	Full
Ambipar Response Mineros e Integrales S.A.		Chile	Ambipar Response Chile Spa e S.A.	99.90	99.90	0.10	0.10	Full
Ambipar Uruguay S.A.		Uruguai	Ambipar Response Chile Spa e S.A.	100.00	100.00	—	—	Full
Ambipar Colombia S.A.S		Colombia	Ambipar Response Chile Spa e S.A.	100.00	100.00	—	—	Full
Ambipar Response Colombia S.A.S		Colombia	Ambipar Response Chile Spa e S.A.	100.00	100.00	—	—	Full
Ambipar Response Mexico S. de R.L. de C.V.		Mexico	Ambipar Response Chile Spa e S.A.	100.00	100.00	—	—	Full
Ambipar Holding USA, INC		USA	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Texas, LLC		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response Alabama, LLC		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response Florida, LLC		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response Colorado, Inc		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Company	Note	Place of Business/ Country of Incorporation	Controller	Ownership held by Group		Ownership held by NCI		Consolidation method
				2024	2023	2024	2023
				%	%	%	%
Ambipar Response EMS, Inc		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response Northwest, Inc.		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response PERS, LLC		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Ambipar Response Training Center ARTC, Inc		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Witt O’Brien”s LLC		USA	Ambipar Holding USA	100.00	100.00	—	—	Full
Witt O’Brien’s Payroll Management LLC		USA	Witt O’Brien”s LLC	100.00	100.00	—	—	Full
O’Brien’s Response Management, L.L.C.		USA	Witt O’Brien”s LLC	100.00	100.00	—	—	Full
Witt O’Brien’s Insurance Services, LLC		USA	O’Brien’s Response Management, L.L.C.	100.00	100.00	—	—	Full
Witt O’Brien’s USVI, LLC		U.S. Virgin Islands	Witt O’Brien”s LLC	100.00	100.00	—	—	Full
Witt O’Brien’s PR LLC		Puerto Rico	Witt O’Brien”s LLC	100.00	100.00	—	—	Full
Strategic Crisis Advisors LLC		USA	Witt O’Brien”s LLC	100.00	100.00	—	—	Full
Navigate Communications Pte. Ltd.		Singapore	Witt O’Brien”s LLC	100.00	100.00	—	—	Full
Navigate Response (Asia) Pte. Ltd.		Singapore	Witt O’Brien”s LLC	100.00	100.00	—	—	Full
Navigate PR Limited		United Kingdom	Witt O’Brien”s LLC	100.00	100.00	—	—	Full
Navigate Response Limited		United Kingdom	Witt O’Brien”s LLC	100.00	100.00	—	—	Full
Ambipar Holdings UK Limited		United Kingdom	Emergência Participações	100.00	100.00	—	—	Full
Groco 404 Limited		United Kingdom	Ambipar Holdings UK	100.00	100.00	—	—	Full
Ambipar Site Service Limited		United Kingdom	Groco 404 Limited	100.00	100.00	—	—	Full
Ambipar Holding Ireland Limited		Ireland	Ambipar Holdings UK	100.00	100.00	—	—	Full
Ambipar Response Ireland Limited		Ireland	Ambipar Holding Ireland	100.00	100.00	—	—	Full
Ambipar Howells Consultancy Limited		United Kingdom	Ambipar Response Limited (Reino Unido)	100.00	100.00	—	—	Full
Ambipar Response Limited (Reino Unido)		United Kingdom	Ambipar Holdings UK	100.00	100.00	—	—	Full
Ambipar Response Limited (Irlanda)		Ireland	Ambipar Response Limited (Reino Unido)	100.00	100.00	—	—	Full
Ambipar Holding Canadá, INC		Canada	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Industrial Services Canada Inc.		Canada	Ambipar Holding Canadá	70.00	70.00	30.00	30.00	Full
Orion Environmental Services Ltd. (OES)	(a)	Canada	Ambipar Response Industrial Services Inc	—	70.00	—	30.00	Full
Orion Tank Solutions Ltd. (OTS)	(a)	Canada	Ambipar Response Industrial Services Inc	—	70.00	—	30.00	Full
Ambipar Response Industrial Services E Inc.	(a)	Canada	Ambipar Response Industrial Services Inc	—	70.00	—	30.00	Full
Ambipar Response Industrial Services L Inc.	(a)	Canada	Ambipar Response Industrial Services Inc	—	70.00	—	30.00	Full
Ambipar Response Industrial Services G Inc.		Canada	Ambipar Response Industrial Services Inc	70.00	70.00	30.00	30.00	Full
1653395 Alberta Ltd	(a)	Canada	Ambipar Response Industrial Services Inc	—	70.00	—	30.00	Full
Bulldog Energy Group	(a)	Canada	1653395 Alberta Ltd	—	70.00	—	30.00	Full
Ambipar Response Emergency Services Canada F Inc		Canada	Ambipar Holding Canadá	100.00	100.00	—	—	Full
Ambipar Response Canada Inc		Canada	Ambipar Holding Canadá	100.00	100.00	—	—	Full
DFA Contracting Ltd		Canada	Ambipar Holding Canadá	100.00	100.00	—	—	Full
JM Serviços Integrados S.A.		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
JM Serviços e Locações S.A.		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
Company	Note	Place of Business/ Country of Incorporation	Controller	Ownership held by Group		Ownership held by NCI		Consolidation method
				2024	2023	2024	2023
				%	%	%	%
Lacerda & Lacerda Serviços de Transportes e Emergências Ambientais Ltda		Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Gás Ltda		Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Dracares Apoio Marítimo e Portuário S.A.		Brazil	Emergência Participações	51.00	51.00	49.00	49.00	Full
Ambipar Response Marine S.A.	(c)	Brazil	Ambipar Response Dracares Apoio Marítimo e Portuário S/A	45.90	40.80	54.10	59.20	Full
Ambipar Response Maritime Services PDA S.A.	(d)	Brazil	Ambipar Response Marine S.A.	27.54	24.48	72.46	75.52	Full
Ambipar Flyone Serviço Aéreo Especializado, Comércio e Serviço S.A.		Brazil	Emergência Participações	51.00	51.00	49.00	49.00	Full
RG Response S.A.		Brazil	Emergência Participações	51.00	51.00	49.00	49.00	Full
RG Consultoria Técnica Ambiental Brasil Ltda		Brazil	RG Response	51.00	51.00	49.00	49.00	Full
Ambipar Response Espírito Santo S.A.		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
Ambipar Response Environmental Services Ltda		Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Orbitgeo Ltda	(b)	Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Ogtec Facilities Ltda		Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Wastewater Control Ltda		Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Geoweb Ltda	(b)	Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Geociências Ltda	(e)	Brazil	Ambipar Response Espírito Santo S.A.	38.50	38.50	61.50	61.50	Full
Ambipar Response Analytical S.A.	(f)	Brazil	Ambipar Response Espírito Santo S.A.	35.70	35.70	64.30	64.30	Full
Ambipar Response Fauna e Flora Ltda		Brazil	Ambipar Response Espírito Santo S.A.	70.00	70.00	30.00	30.00	Full
Ambipar Response Environmental Consulting Offshore S.A.	(g)	Brazil	Ambipar Response Espírito Santo S.A.	42.00	42.00	58.00	58.00	Full
Ambipar Response Remediation S.A.	(h)	Brazil	Ambipar Response Espírito Santo S.A.	35.70	35.70	64.30	64.30	Full
Ambipar Response Remediation Ltda	(i)	Brazil	Ambipar Response Remediation S.A.	35.70	35.70	64.30	64.30	Full
RMC2 Soluções Ambientais Ltda	(j)	Brazil	Ambipar Response Remediation Ltda	17.85	17.85	82.15	82.15	Full
Fênix Emergências Ambientais Ltda		Brazil	Emergência Participações	100.00	100.00	—	—	Full
APW Ambiental e Transporte Ltda		Brazil	Emergência Participações	100.00	100.00	—	—	Full
Ambipar Response Tank Cleaning S.A.		Brazil	Emergência Participações	51.00	51.00	49.00	49.00	Full
Ambipar C-Safety Comércio, Indústria e Serviços Ltda		Brazil	Ambipar Response Tank Cleaning	51.00	51.00	49.00	49.00	Full
Ambipar Response Industrial Services S.A.		Brazil	Ambipar Response Tank Cleaning	26.01	26.01	73.99	73.99	Full
Ambipar Response Industrial Robot S.A.		Brazil	Ambipar Response Tank Cleaning	26.01	26.01	73.99	73.99	Full
Company	Note	Place of Business/ Country of Incorporation	Controller	Ownership held by Group		Ownership held by NCI		Consolidation method
				2024	2023	2024	2023
				%	%	%	%
Ambipar Response Industrial Angola LDA		Angola	Ambipar Response Tank Cleaning	24.99	24.99	75.01	75.01	Full
Ambipar Response Emergency Medical Services R S/A		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
Ambipar Response Emergency Medical Services H S/A		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full
Ambipar Response Emergency Medical Services S S/A		Brazil	Emergência Participações	70.00	70.00	30.00	30.00	Full

(a)      On May 2024, Orion Environmental Services Ltd. (OES), Orion Tank Solutions Ltd. (OTS), Ambipar Response Industrial Services Canada E Inc., Ambipar Response Industrial Services Canada L Inc., 1653395 Alberta Ltd (“165 AB”), and Bulldog Energy Group were amalgamated into their parent company Ambipar Response Industrial Services Canada Inc.

(b)      On July 2024, the indirect subsidiaries Ambipar Response Orbitgeo Ltda and Ambipar Response Geoweb Ltda were terminated.

(c)      On December 2024, the subsidiary Ambipar Response Dracares Apoio Marítimo e Portuário Ltda holds a 90% stake in Ambipar Response Marine S.A. The Company holds a 51% stake in Ambipar Response Dracares, therefore the Group holds 45.90% control over the subsidiary.

(d)      On December 2024, the subsidiary Ambipar Response Dracares Apoio Marítimo e Portuário Ltda holds a 90% stake in Ambipar Response Marine S.A., which holds a 60% stake in Ambipar Response Marítime Services PDA S.A. The Company holds a 51% stake in Ambipar Response Dracares, therefore the Group holds 24.48% control over the subsidiary.

(e)      On December 2024, the subsidiary Ambipar Response ES holds a 55% stake in Ambipar Response Geociências Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 38.50% control over the subsidiary.

(f)      On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Analytical S/A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.

(g)      On December 2024, the subsidiary Ambipar Response ES holds a 60% stake in Ambipar Response Environmental Consulting Offshore S/A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 42% control over the subsidiary.

(h)      On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.

(i)      On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A. which holds a 100% stake in Ambipar Response Remediation Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 35.70% control over the subsidiary.

(j)      On December 2024, the subsidiary Ambipar Response ES holds a 51% stake in Ambipar Response Remediation S.A., which holds a 100% stake in Ambipar Response Remediation Ltda., which in turn holds 50% of the capital of RMC2 Soluções Ambientais Ltda. The Company holds a 70% stake in Ambipar Response ES, therefore the Group holds 17.85% control over the subsidiary.

(k)      On December 2024, the subsidiary Ambipar Response Tank Cleaning S/A holds a 51% stake in the share capital of Ambipar Industrial Services S.A. The Company holds a 51% stake in Ambipar Response Tank Cleaning, therefore the Group holds 26.01% control over the subsidiary.

(l)      On December 2024, the subsidiary Ambipar Response Tank Cleaning S/A holds a 51% stake in the share capital of Ambipar Response Industrial Robot S.A. The Company holds a 51% stake in Ambipar Response Tank Cleaning, therefore the Group holds 26.01% control over the subsidiary.